Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	FinTrust Income and Opportunity Fund
Class Name	Institutional Class (HIOIX) (Unaudited)
Trading Symbol	HIOIX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

This semi-annual report to shareholders contains important information of the FinTrust Income and Opportunity Fund (the “Fund”) for the six months ended May 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://fintrustfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://fintrustfunds.com/
Expenses [Text Block]

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$106	2.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.04%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception (a)
Institutional Class shares	19.72%	5.25%	5.34%
S&P 500® Total Return Index	28.19%	15.79%	15.28%

(a)	The Fund commenced operation on January 21, 2016.

Performance Inception Date	Jan. 21, 2016
No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Material Change Description [Text Block]

At a Special Meeting of the Board held on July 31, 2024 (the “Special Meeting”), the Board was notified that another investment adviser was acquiring the Adviser and the transaction’s closing date is expected to be on August 31, 2024 (the "Closing Date"). Upon closing, the Investment Advisory Agreement between the Fund and the Adviser will terminate because of a change in control of the Adviser that resulted in the assignment of the Advisory Agreement under federal securities laws. The Adviser has recommended that M3Sixty Capital, LLC (“M3Sixty Capital") take over management of the Fund under a new investment advisory agreement, effective on the Closing Date, or that the Fund be liquidated on that date. The Board considered the Fund’s options and voted unanimously to approve a New Investment Advisory Agreement (the “New Agreement”) with M3Sixty Capital, subject to shareholder approval.

At the Special Meeting, the Board also approved a New Expense Limitation Agreement for the Fund and authorized the solicitation of shareholder approval for the new agreements. A special meeting of shareholders is expected to be held on August 30 to approve the New Agreement and New Expense Limitation Agreement and to conduct any other business that may lawfully be presented at such meeting.

Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 18,194,386
Holdings Count | Holdings	71
Advisory Fees Paid, Amount	$ 59,693
Investment Company, Portfolio Turnover	197.05%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$18,194,386	Investment Advisory Fees Paid	$59,693
Number of Portfolio Holdings	71	Portfolio Turnover Rate	197.05%

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)
Consumer Discretionary	21.57%	Industrials	5.82%
Information Technology	17.17%	Government Bonds	5.24%
Cash and Cash Equivalents	10.70%	Consumer Staples	3.48%
Financials	10.26%	Materials	2.83%
Health Care	9.86%	Index	2.00%
Communication Services	9.65%	Energy	1.42%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Gov’t. Obligations Fund - Institutional Shares	11.18%	Alibaba Group Holding Ltd.	4.31%
NVIDIA Corp.	9.04%	Amazon.com, Inc.	4.13%
Super Micro Computer, Inc.	5.61%	Tesla, Inc.	3.95%
U.S. Treasury Note, 4.750% due 07/31/2025	5.47%	Expedia Group, Inc.	3.45%
Regeneron Pharmaceuticals, Inc.	4.85%	JetBlue Airways Corp.	3.07%

Class A Shares
Shareholder Report [Line Items]
Fund Name	FinTrust Income and Opportunity Fund
Class Name	Class A (HROAX) (Unaudited)
Trading Symbol	HROAX
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

This semi-annual report to shareholders contains important information of the FinTrust Income and Opportunity Fund (the “Fund”) for the six months ended May 31, 2024. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://fintrustfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://fintrustfunds.com/
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$119	2.29%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.29%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	Since Inception (a)
Class A shares without sales charge	19.39%	4.98%	5.07%
Class A shares with sales charge	12.83%	3.80%	4.36%
S&P 500® Total Return Index	28.19%	15.79%	15.28%

(a)	The Fund commenced operation on January 21, 2016.

Performance Inception Date	Jan. 21, 2016
Material Change Description [Text Block]

At a Special Meeting of the Board held on July 31, 2024 (the “Special Meeting”), the Board was notified that another investment adviser was acquiring the Adviser and the transaction’s closing date is expected to be on August 31, 2024 (the "Closing Date"). Upon closing, the Investment Advisory Agreement between the Fund and the Adviser will terminate because of a change in control of the Adviser that resulted in the assignment of the Advisory Agreement under federal securities laws. The Adviser has recommended that M3Sixty Capital, LLC (“M3Sixty Capital") take over management of the Fund under a new investment advisory agreement, effective on the Closing Date, or that the Fund be liquidated on that date. The Board considered the Fund’s options and voted unanimously to approve a New Investment Advisory Agreement (the “New Agreement”) with M3Sixty Capital, subject to shareholder approval.

At the Special Meeting, the Board also approved a New Expense Limitation Agreement for the Fund and authorized the solicitation of shareholder approval for the new agreements. A special meeting of shareholders is expected to be held on August 30 to approve the New Agreement and New Expense Limitation Agreement and to conduct any other business that may lawfully be presented at such meeting.

Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 18,194,386
Holdings Count | Holdings	71
Advisory Fees Paid, Amount	$ 59,693
Investment Company, Portfolio Turnover	197.05%
Additional Fund Statistics [Text Block]
Fund Statistics
Total Net Assets	$18,194,386	Investment Advisory Fees Paid	$59,693
Number of Portfolio Holdings	71	Portfolio Turnover Rate	197.05%

Holdings [Text Block]

Sector Allocation (as a % of Portfolio)
Consumer Discretionary	21.57%	Industrials	5.82%
Information Technology	17.17%	Government Bonds	5.24%
Cash and Cash Equivalents	10.70%	Consumer Staples	3.48%
Financials	10.26%	Materials	2.83%
Health Care	9.86%	Index	2.00%
Communication Services	9.65%	Energy	1.42%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Gov’t. Obligations Fund - Institutional Shares	11.18%	Alibaba Group Holding Ltd.	4.31%
NVIDIA Corp.	9.04%	Amazon.com, Inc.	4.13%
Super Micro Computer, Inc.	5.61%	Tesla, Inc.	3.95%
U.S. Treasury Note, 4.750% due 07/31/2025	5.47%	Expedia Group, Inc.	3.45%
Regeneron Pharmaceuticals, Inc.	4.85%	JetBlue Airways Corp.	3.07%